Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 06, 2022 USD ($) $ / shares	Jul. 02, 2020 USD ($)	Feb. 28, 2022 USD ($) TEU shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 01, 2022 shares	Jun. 30, 2020 shares	May 31, 2020 shares	Feb. 28, 2020 USD ($)
Subsequent Event [Line Items]
Dividends on preferred shares					$ 66,200	$ 67,100	$ 70,400
Payments to acquire property, plant & equipment					1,577,000	783,500	$ 332,500
Total shares of common stock reserved for issuance under the plan | shares									10,000,000	5,000,000
Vessels
Subsequent Event [Line Items]
Payments to acquire property, plant & equipment					358,500	785,033
Line of Credit
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings											$ 185,000
Line of Credit | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings		$ 150,000			$ 600,000	$ 500,000
Term of debt		2 years
Subsequent Event
Subsequent Event [Line Items]
Dividends per common share declared (in dollars per share) | $ / shares	$ 0.125
Total shares of common stock reserved for issuance under the plan | shares			10,000,000					20,000,000
Subsequent Event | Vessels
Subsequent Event [Line Items]
Capacity of vessels purchased | TEU			10,000
Payments to acquire property, plant & equipment			$ 52,690
Capacity of vessels sold | TEU			4,250
Sale price			$ 32,750
Subsequent Event | Interest rate swaps
Subsequent Event [Line Items]
Notional amount				$ 500,000
Derivative contract term				10 years
Fixed interest rate (in percent)				1.925%
Subsequent Event | Line of Credit | Revolving Credit Facilities | 2022 RCF
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings			$ 250,000
Term of debt			3 years
Subsequent Event | Series D
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.496875
Subsequent Event | Series H
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.492188
Subsequent Event | Series I
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.500000
Subsequent Event | Series J
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	$ 0.437500
Subsequent Event | Series D Series H Series I And Series J Preferred Stock
Subsequent Event [Line Items]
Dividends on preferred shares	$ 15,223